Factors Affecting Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
FACTORS AFFECTING OPERATIONS
FACTORS AFFECTING OPERATIONS
To date, the Company has incurred negative cash flow from operations, and has accumulated a deficit of $323,048,000 from the Company’s inception through March 31, 2015. As of March 31, 2015, the Company had approximately $61,328,000 in cash and cash equivalents.
The Company believes that it has sufficient funds available to fund its operations for the continued commercialization of ILUVIEN in Germany, the United Kingdom, Portugal and the U.S. The Company does not expect to generate positive cash flow from operations until 2016, if at all. The Company may seek to raise additional financing to fund its working capital needs associated with the commercialization of ILUVIEN in the U.S. If the Company is unable to raise additional financing, then it may adjust its commercial plans so that it can continue to operate with its existing cash resources.
The accompanying interim condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company's negative cash flow from operations and accumulated deficit raise substantial doubt about its ability to continue as a going concern. The interim condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

FACTORS AFFECTING OPERATIONS
To date the Company has incurred recurring losses, negative cash flow from operations, and has accumulated a deficit of $313,255,000 from the Company’s inception through December 31, 2014. As of December 31, 2014, the Company had approximately $76,697,000 in cash and cash equivalents.
The Company believes that it has sufficient funds available to fund its operations for the continued commercialization of ILUVIEN in Germany and the United Kingdom, and the launch of ILUVIEN in Portugal and the U.S. The Company does not expect the generation of positive cash flow from operations until 2016, at the earliest, if at all. The Company may seek to raise additional financing to fund its working capital needs associated with the commercialization of ILUVIEN in the U.S. If the Company is unable to raise additional financing, then it may adjust its commercial plans so that it can continue to operate with its existing cash resources.
The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company's recurring net losses, negative cash flow from operations and accumulated deficit raise substantial doubt about its ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.